Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option
Convertible redeemable preferred shares	22,470,269	85,489,644	111,573,290